Consolidated Statement of Financial Position - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash	$ 5,269,084	$ 5,056,040
Trade receivable and other receivables	1,489,402	3,689,475
Government assistance and R&D tax credit receivable	1,287,468	2,179,423
Inventories	467,344	1,246,946
Prepaid expenses	1,545,267	1,325,991
Total current assets	10,058,565	13,497,875
Property and equipment	1,336,604	2,071,457
Right-of-use assets	1,907,356	3,180,318
Intangible assets	5,569,683	45,838,108
Prepaid financing fees	55,014	264,523
Goodwill		7,318,126
Total non-current assets	8,868,657	58,672,532
Total assets	18,927,222	72,170,407
Current liabilities
Accounts payable and accrued liabilities	13,887,269	13,570,905
Provisions		878,144
Conversion option	6,008	737,974
Warrant liability	629,506
Bridge loans	9,913,619
Current portion of lease liabilities	663,920	722,675
Current portion of government grant liabilities	829,216	568,807
Total current liabilities	25,929,538	16,478,505
Long-term debt	79,306,811	47,725,583
Redeemable stock options		6,102,496
Lease liabilities	1,536,440	3,058,558
Government grant liabilities	789,127	899,489
Total non-current liabilities	81,632,378	57,786,126
Total liabilities	107,561,916	74,264,631
Shareholders’ deficiency
Capital stock	546,149,389	452,246,204
Reserve – warrants	2,682,111	670,703
Reserve – stock options	5,747,571	31,659,392
Other component of equity	955,863	2,869,188
Deficit	(644,169,628)	(480,333,695)
Equity (deficiency) attributable to owners of the capital stock of the parent	(88,634,694)	7,111,792
Non-controlling interests		(9,206,016)
Total shareholders’ deficiency	(88,634,694)	(2,094,224)
Total liabilities and shareholders’ deficiency	$ 18,927,222	$ 72,170,407